Law Offices

Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8000

Kenneth L. Greenberg
Direct Dial - (215) 564-8149
1933 Act Rule 497(j)
1933 Act File No. 033-91770
1940 Act File No. 811-09038

November 2, 2011

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           The Olstein Funds (the “Registrant”)
File Nos. 033-91770 and 811-09038

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 27/28 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically on October 28, 2011.

Please direct questions or comments relating to this certification to me at the above referenced telephone number or, in my absence, to Alexander F. Smith (215) 564-8554.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.